Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The provision for income tax expense consisted of the following for the year ended December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Current:
Federal	$72	$(242)
State	(34)	10

Total current income tax expense (benefit)	38	(232)
Deferred:
Federal	—	—
State	—	—

Total deferred income tax expense	—	—

Income tax expense (benefit)	$38	$(232)

Schedule of Effective Income Tax Rate Reconciliation
The difference between the statutory rate for federal income tax and the effective income tax rate was as follows:

	December 31, 2021	December 31, 2020
Current:
Income taxes at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	—	—
LLC flow-through structure	(21.4)	(21.5)
Federal Credits	1.8	2.3
Provision to return adjustment	—	0.2
Change in valuation allowance	(1.3)	(1.1)
Other	(0.2)	—

Effective income tax rate	(0.1)%	0.9%

Schedule of Deferred Tax Assets and Liabilities
Components of the Company’s deferred tax assets and liabilities included in the consolidated balance sheet consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Deferred tax assets:
Accrued bonus	$376	$243
Fixed assets	—	108
Federal credit carryforwards	939	331
Leases	28	—
Start-up costs	39	48

Deferred tax assets before valuation allowance	1,382	730
Valuation allowance	1,237	560

Total deferred tax assets	145	170

Deferred tax liabilities:
Intangible assets	90	148
Fixed assets	47	—
Prepaid expenses	8	22

Total deferred tax liabilities	145	170

Net deferred tax asset	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2021 and 2020 consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Unrecognized tax benefits (gross):
Benefits at the beginning of the year	$—	$—
Increase related to prior year tax positions	94	—
Decrease related to prior year tax positions	—	—
Increase related to current year tax positions	86	—

Benefits at the end of the year	$180	$—